Leases - Schedule of Contractual Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	$ 1,050	$ 1,111
Less Than 1 Year
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	290	258
One to five years
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	608	734
More than five years
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	$ 152	$ 119